Income Tax Matters - Expected Realization of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 7,631	€ 7,820	€ 8,229
Deferred tax liabilities	2,674	2,145	2,395
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,631	7,820
Unused tax deductions | Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,736	922
Unused tax deductions | More than 360 days
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,895	6,898
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,828	2,776	€ 2,513
Deferred tax liabilities	2,674	2,145
Tax credits for loss carryforwards | Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(9)	(86)
Tax credits for loss carryforwards | More than 360 days
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	2,683	2,231
Spain | Unused tax deductions | Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 1,461	€ 558